As filed with the Securities and Exchange Commission on September 29, 2005


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21315

                    NEUBERGER BERMAN REALTY INCOME FUND INC.
                    ----------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                    Neuberger Berman Realty Income Fund Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1221
                   (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2005

Date of reporting period: July 31, 2005

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                                                          NEUBERGER BERMAN JULY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Realty Income Fund Inc.
-----------------------------------------------
NUMBER OF SHARES                               MARKET VALUE t        NUMBER OF SHARES                              MARKET VALUE t
                                            ($000'S OMITTED)                                                     ($000'S OMITTED)

COMMON STOCKS (99.5%)                                                      191,000 Arden Realty                          7,627
                                                                           385,400 Brandywine Realty Trust              12,487
APARTMENTS (12.9%)                                                         290,400 CarrAmerica Realty                   11,279
      138,200 Amli Residential Properties                                  374,300 Equity Office Properties Trust       13,269
               Trust                                $ 4,462                217,000 Glenborough Realty Trust              4,548
      531,400 Apartment Investment &                                       408,700 Highwoods Properties                 12,935
               Management                            23,382                341,000 HRPT Properties Trust                 4,396
      410,500 Archstone-Smith Trust                  17,446                271,300 Kilroy Realty                        14,135
      464,200 Camden Property Trust                  25,661 E              120,200 Mack-Cali Realty                      5,759
      110,500 Gables Residential Trust                4,799                942,000 Maguire Properties                   28,213
      171,100 Home Properties                         7,833 E              323,500 Prentiss Properties Trust            13,092
                                              -------------                704,700 Reckson Associates Realty            24,749
                                                     83,583                233,600 Trizec Properties                     5,132 E
                                                                                                                 -------------
                                                                                                                       157,621
COMMERCIAL SERVICES (0.9%)
       92,000 Capital Trust                           3,077
      204,600 Deerfield Triarc Capital                3,069 E*       OFFICE - INDUSTRIAL (2.8%)
                                              -------------                149,500 Bedford Property Investors            3,416
                                                      6,146                332,200 Liberty Property Trust               14,909 E
                                                                                                                 -------------
                                                                                                                        18,325
COMMUNITY CENTERS (10.4%)
      221,400 Heritage Property Investment
               Trust                                  8,236          REGIONAL MALLS (10.1%)
      942,400 New Plan Excel Realty Trust            25,803                111,000 CBL & Associates Properties           5,093 E
      331,100 Ramco-Gershenson Properties                                  452,700 Glimcher Realty Trust                13,060
               Trust                                  9,867                104,700 Macerich Co.                          7,352
      809,400 Tanger Factory Outlet Centers          23,311                164,000 Mills Corp.                          10,670 E
                                              -------------                177,600 Pennsylvania REIT                     8,687
                                                     67,217                253,200 Simon Property Group                 20,190 E
                                                                                                                 -------------
DIVERSIFIED (13.2%)                                                                                                     65,052
      607,900 Colonial Properties Trust              28,827
       19,400 Crescent Real Estate Equities             379          SELF STORAGE (3.1%)
      813,100 iStar Financial                        34,792 oo             175,100 Extra Space Storage                   2,826 E
      219,600 Lexington Corporate Properties                               119,700 Public Storage, Depositary
               Trust                                  5,266 E                       Shares                               3,354
      182,100 Vornado Realty Trust                   16,141                 75,700 Shurgard Storage Centers              3,551 E
                                              -------------                131,500 Sovran Self Storage                   6,353
                                                     85,405                195,000 U-Store-It Trust                      3,929
                                                                                                                 -------------
                                                                                                                        20,013
HEALTH CARE (14.8%)
      652,800 Health Care Property Investors         18,187 E
      382,400 Health Care REIT                       14,952 E        TOTAL COMMON STOCKS
      157,300 Healthcare Realty Trust                 6,427          (COST $407,778)                                   643,550
      563,700 Nationwide Health Properties           14,138                                                      -------------
    1,312,900 Ventas, Inc.                           42,393
                                              -------------          CONVERTIBLE PREFERRED STOCKS (6.1%)
                                                     96,097
                                                                     COMMUNITY CENTERS (5.9%)
INDUSTRIAL (6.5%)                                                          743,644 Citigroup Global Markets             38,402
      628,000 EastGroup Properties                   27,255
      353,000 First Industrial Realty Trust          14,572 E
                                              -------------          REGIONAL MALLS (0.2%)
                                                     41,827                 23,400 Simon Property Group, Ser. I          1,557

LODGING (0.3%)                                                       TOTAL CONVERTIBLE PREFERRED STOCKS
        51,000 Hospitality Properties Trust           2,264          (COST $25,507)                                     39,959
                                                                                                                 -------------

OFFICE (24.4%)


See Notes to Schedule of Investments


SCHEDULE OF INVESTMENTS Realty Income Fund Inc.  cont'd
-------------------------------------------------------

NUMBER OF SHARES                              MARKET VALUE t     NUMBER OF SHARES                                     MARKET VALUE t
                                           ($000'S OMITTED)                                                         ($000'S OMITTED)
                                                                 MANUFACTURED HOMES (0.3%)
PREFERRED STOCKS (27.9%)                                              80,000 American Land Lease, Ser. A                  2,032 E

APARTMENTS (3.6%)
     7,200 Apartment Investment &                                OFFICE (2.8%)
            Management, Ser. Q                         188            96,400 Highwoods Properties, Ser. D                 2,412
     8,600 Apartment Investment &                                     50,000 HRPT Properties Trust, Ser. B                1,351
            Management, Ser. R                         228           480,000 Parkway Properties, Ser. D                  12,672 E
   138,000 Apartment Investment &                                     53,200 SL Green Realty, Ser. D                      1,381
            Management, Ser. T                       3,553                                                        -------------
   377,800 Mid-America Apartment                                                                                         17,816
            Communities, Ser. H                      9,953       OFFICE - INDUSTRIAL (0.5%)
   151,300 Post Properties, Ser. A                   9,305            70,000 Digital Realty Trust, Ser. A                 1,847
                                             -------------            61,400 Digital Realty Trust, Ser. B                 1,541 *
                                                    23,227                                                        -------------
                                                                                                                          3,388
COMMERCIAL SERVICES (0.6%)                                       REGIONAL MALLS (8.5%)
   156,000 Anthracite Capital, Ser. C                4,103            40,000 CBL & Associates Properties,
                                                                              Ser. B                                      2,160
COMMUNITY CENTERS (1.8%)                                              48,000 Glimcher Realty Trust, Ser. F                1,251
    66,000 Developers Diversified Realty,                            108,500 Glimcher Realty Trust, Ser. G                2,789
            Ser. I                                   1,695            31,200 Mills Corp., Ser. B                            821
    49,600 Ramco-Gershenson Properties                               206,200 Mills Corp., Ser. C                          5,471
            Trust, Ser. B                            1,303           965,900 Mills Corp., Ser. E                         25,867
    85,500 Saul Centers, Ser. A                      2,250           225,300 Pennsylvania REIT, Ser. A                   13,214
    60,000 Urstadt Biddle Properties,                                  4,351 Taubman Centers, Ser. A                        111
            Ser. C                                   6,339            72,900 Taubman Centers, Ser. G                      1,881
                                             -------------            50,000 Taubman Centers, Ser. H                      1,282
                                                    11,587                                                        -------------
DIVERSIFIED (4.9%)                                                                                                       54,847
    32,800 Colonial Properties Trust,                            SPECIALTY (0.4%)
            Ser. E                                     807            30,000 Capital Automotive REIT, Ser.
   398,600 Crescent Real Estate Equities,                                     B                                             787
            Ser. B                                  10,643            76,500 Entertainment Properties
   200,000 iStar Financial, Ser. E                   5,200                    Trust, Ser. A                               2,065
   580,000 Lexington Corp. Properties                                                                             -------------
            Trust, Ser. B                           15,022                                                                2,852
                                             -------------
                                                    31,672       TOTAL PREFERRED STOCKS
                                                                 (COST $171,532)                                        180,355
HEALTH CARE (3.0%)                                                                                                -------------
   685,000 Health Care REIT, Ser. D                 17,660
    59,000 LTC Properties, Ser. F                    1,514
     1,000 Nationwide Health Properties                104
                                             -------------       SHORT-TERM INVESTMENTS (11.6%)
                                                    19,278         70,028,800 Neuberger Berman Securities
LODGING (1.5%)                                                                 Lending Quality Fund, LLC                 70,029 ++
   132,400 Eagle Hospitality Properties                             5,183,029 Neuberger Berman Prime Money
            Trust, Ser. A                                                      Fund Trust Class                           5,183 @
    81,900 Hersha Hospitality Trust, Ser.            3,423                                                        -------------
            A
    81,700 Hospitality Properties Trust,             2,047 *     TOTAL SHORT-TERM INVESTMENTS
            Ser. B                                               (COST $75,212)                                          75,212 #
    32,000 Host Marriott, Ser. E                     2,211                                                        -------------
    40,000 Strategic Hotel Capital, Ser.               882 E     TOTAL INVESTMENTS (145.1%)
            A                                          990 o     (COST $680,029)                                        939,076 ##
                                             -------------       Liabilities, less cash, receivables
                                                     9,553

SCHEDULE OF INVESTMENTS Realty Income Fund Inc. cont'd
------------------------------------------------------

NUMBER OF SHARES                               MARKET VALUE t
                                             ($000'S OMITTED)

  and other assets [(9.9%)]                        (63,891) @@
Liquidation Value of Auction
  Preferred Shares [(35.2%)]                      (228,000)
                                               ------------
TOTAL NET ASSETS APPLICABLE TO COMMON
SHAREHOLDERS (100.0%)                             $647,185
                                               ------------

                                  NEUBERGER  BERMAN  JULY  31,  2005 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------


t Investments in equity securities by Neuberger Berman Realty Income Fund Inc. (the "Fund") are valued at the latest sale price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the last available bid price. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. The Fund values all other securities by a method the Board of Directors of the Fund (the "Board") believes accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 noon, Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities in the wake of certain significant events. When changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities, FT Interactive will provide adjusted prices for certain foreign equity securities using an analysis based on multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

#    At cost, which approximates market value.

## At July 31, 2005 the cost of investments for U.S. Federal income tax purposes was $680,029,000. Gross unrealized appreciation of investments was $259,940,000 and gross unrealized depreciation of investments was $893,000, resulting in net unrealized appreciation of $259,047,000, based on cost for U.S. Federal income tax purposes.

++ Managed by an affiliate of Neuberger Berman Management Inc. and could be deemed an affiliate of the Fund.

@ Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.

E    All or a portion of this security is on loan.

o Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A and are deemed liquid. At July 31, 2005, these securities amounted to $990,000 or 0.2% of net assets applicable to common shareholders.

oo All or a portion of this security is segregated as collateral for interest rate swap contracts.

*    Non-income producing security.




For information on the Fund's significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

@@ At July 31, 2005, the Fund had outstanding interest rate swap contracts as follows:

                                                                  RATE TYPE
                                                         ----------------------------
                                                                           VARIABLE-
                                                                                RATE  ACCRUED NET
                                                             FIXED-RATE     PAYMENTS     INTEREST      UNREALIZED
     SWAP COUNTER              NOTIONAL     TERMINATION   PAYMENTS MADE  RECEIVED BY   RECEIVABLE    APPRECIATION         TOTAL
     PARTY                       AMOUNT            DATE     BY THE FUND  THE FUND(1)    (PAYABLE)  (DEPRECIATION)    FAIR VALUE

     Citibank, N.A.         $83,000,000   June 26, 2007          2.220%       3.463%      $17,205      $3,089,000    $3,106,205
     Citibank, N.A..        $82,000,000   June 26, 2008          2.580%       3.463%       12,078       3,891,904     3,903,982
                                                                                           ------       ---------     ---------
                                                                                          $29,283      $6,980,904    $7,010,187

(1)  30 day LIBOR (London Interbank Offered Rate)








For information on the Fund's significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Realty Income Fund Inc.


By: /s/ Peter E. Sundman
    ----------------------------------
    Peter E. Sundman
    Chief Executive Officer

Date: September 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Peter E. Sundman
    ----------------------------------
    Peter E. Sundman
    Chief Executive Officer

Date: September 28, 2005



By: /s/ John M. McGovern
    ----------------------------------
    John M. McGovern
    Treasurer and Principal Financial
    and Accounting Officer

Date: September 28, 2005